PAYABLE TO INVESTORS (Schedule of Payable to Investors) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Debt Instrument, Interest Rate, Stated Percentage				8.50%
Debt Instrument, Term		1 year
Short-term payable to investors	[1]		$ 15		$ 142,689
Short-term Debt [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	[1]		8.60%
Debt Instrument, Term	[1]		15 days
Short-term Debt [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	[1]		11.00%
Debt Instrument, Term	[1]		12 months

[1]	The short-term payable to investors as of December 31, 2017 relates to the “Plans” and the balance in 2017 had been repaid by the Company in 2018.